Label	Element	Value
ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	$ 1,644,000
ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	98,000
ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	$ 24,000